Schedule of Lessee Operating Lease Liability Maturity (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Right Of Use Assets
2023	$ 7,588
2024	7,588
Total lease payments	15,176
Less: Interest	(334)
Present value of lease liabilities	14,842	$ 39,556	$ 74,067
Amounts recognized on the balance sheet
Current lease liabilities	14,842	32,116
Long-term lease liabilities		7,440
Total lease payments	$ 14,842	$ 39,556	$ 74,067